Summary of accounting policies - Additional information (Detail) ¥ in Millions		12 Months Ended
	Apr. 01, 2020 JPY (¥)	Mar. 31, 2020 JPY (¥) Segment	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Apr. 01, 2019 JPY (¥)
Accounting Policy [Line Items]
Number of business segments | Segment		3
Net receivables arising from unsettled securities transactions		¥ 680,727	¥ 345,850
Depreciation and amortization charges of both owned and capital lease assets		63,583	57,924	¥ 71,579
Investments in equity securities		112,175	138,447
Other liabilities		1,034,448	858,867
Retained earnings		1,645,451	1,486,825
Accounting Standards Update 2016-02 [Member]
Accounting Policy [Line Items]
New accounting standards impact on Payables to other than customers					¥ 169,277
Other liabilities					163,685
Retained earnings					¥ 5,592
Accounting Standards Update 2016-13 [Member]
Accounting Policy [Line Items]
New accounting standards impact on Other liabilities	¥ 638
New accounting standards impact on Deferred tax assets	72
Additional allowances for credit losses	1,972
Retained earnings	(2,538)
Loans receivable	(9,774)
Loan commitment	5,888
Retained earnings	¥ (15,662)
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities		74,755	97,904
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities		37,420	40,543
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets		47,653	45,818	58,300
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets		¥ 15,930	¥ 12,106	¥ 13,279
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage		20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage		50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage		3.00%